Financial instruments (Details 7) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Financial instruments [Line Items]
Net Variation Of Hedging	$ (450)
Gains (losses) on hedging instrument, fair value hedges	3,257
Hedging Reserve In Equity Before Tax	(3,707)
Debt Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	36,935
Gains (losses) on hedging instrument, fair value hedges	41,029
Hedging Reserve In Equity Before Tax	(4,094)
Investment Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(37,385)
Gains (losses) on hedging instrument, fair value hedges	(37,772)
Hedging Reserve In Equity Before Tax	387
Assets Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	16,088
Gains (losses) on hedging instrument, fair value hedges	10,765
Hedging Reserve In Equity Before Tax	5,323
Liabilities Hedging [Member]
Financial instruments [Line Items]
Net Variation Of Hedging	(16,538)
Gains (losses) on hedging instrument, fair value hedges	(7,508)
Hedging Reserve In Equity Before Tax	$ (9,030)